Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jul. 11, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Feb. 27, 2017	Oct. 31, 2016	Mar. 07, 2016	Oct. 31, 2015	Jul. 06, 2015	Nov. 12, 2014
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Account Value	$ 12,176.61	$ 11,699.23	$ 10,647.61	$ 10,197.91	$ 9,463.18
1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Avantis® U.S. Large Cap Growth Fund (Class I)
Account Value	$ 2,058,475.35					$ 1,492,544.87				$ 1,426,554.8			$ 1,662,019.35	$ 1,248,372.16	$ 1,288,451.77	$ 1,126,000	$ 1,103,000	$ 1,000,000
1290 DIVERSIFIED BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Diversified Bond Fund (Class A) with Sales Charge
Account Value	$ 11,554.53					10,229.70				10,385.97			13,034.64	12,223.68	11,296.14	9,989.35	10,135.45		$ 9,722.37		$ 9,403.59	$ 9,551.10
1290 DIVERSIFIED BOND FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Diversified Bond Fund (Class I)
Account Value	$ 1,235,839.33					1,092,080.24				1,105,722.67			1,385,282.06	1,296,451.84	1,196,639.04	1,054,948.21	1,067,671.66		1,020,901.14		985,143.56	1,000,000
1290 DIVERSIFIED BOND FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Diversified Bond Fund (Class R)
Account Value	$ 11,806.19					10,481.7				10,658.93			13,423.76	12,611.62	11,702.57	10,371.16	10,549.53		10,140.26		9,839.89	1,000,000
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Account Value	$ 11,478.97	11,374.44	10,063.1	9,987.08		8,447.68	$ 10,775.79	$ 9,664	$ 10,813.8	9,971.64	$ 10,396.98	$ 9,451.8
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Essex Small Cap Growth Fund (Class I)
Account Value	$ 1,221,506.02	1,209,441.76	1,069,697.45	1,060,649.26		896,776.43	1,143,088.35	1,024,456.49	1,146,104.41	1,056,000	1,100,000	1,000,000
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Essex Small Cap Growth Fund (Class R)
Account Value	$ 12,074.43	11,973.9	10,606.6	10,526.17		8,907.53	11,370.68	10,204.46	11,431	10,540	11,000	10,000
1290 GAMCO Small/Mid Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 GAMCO® Small/Mid Cap Value Fund (Class A) with Sales Charge
Account Value	$ 21,109.19					16,626.47				16,005.47			17,979.95	11,892.7	12,792.99	12,506.99	12,740.87		10,054.25		9,754.07		$ 9,451.8
1290 GAMCO Small/Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 GAMCO Small/Mid Cap Value Fund (Class I)
Account Value	$ 2,289,842.19					1,798,441.35				1,727,500.6			1,935,354.9	1,276,856.96	1,371,123.92	1,336,806.42	1,358,484.03		1,068,879.58		1,034,347.23		1,000,000
1290 GAMCO Small/Mid Cap Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 GAMCO Small/Mid Cap Value Fund (Class R)
Account Value	$ 21,792.76					17,205.34				16,603.75			18,701.63	12,394.28	13,371.79	13,107.28	13,384.21		10,581.56		10,296.16		10,000
1290 HIGH YIELD BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 High Yield Bond Fund (Class A) with Sales Charge
Account Value	$ 14,279.91					12,321.12				11,813.38			13,067.46	12,182.27	11,632.84	10,875.12	10,782.88		9,874.47		9,300.62		9,551.1
1290 HIGH YIELD BOND FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 High Yield Bond Fund (Class I)
Account Value	$ 1,533,978.77					1,320,482.85				1,261,371.88			1,391,787.34	1,294,306.54	1,232,883.09	1,150,945.79	1,138,482.26		1,038,985.85		976,147.42		1,000,000
1290 HIGH YIELD BOND FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 High Yield Bond Fund (Class R)
Account Value	$ 14,592.84					12,622.09				12,131.93			13,438.66	12,558.75	12,022.35	11,279.06	11,208.97		10,288.22		9,714.28		10,000
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Loomis Sayles Multi-Asset Income Fund (Class A) with Sales Charge
Account Value	$ 16,862.65					14,520.3				13,759.95			15,521.9	13,140.43	12,207.27	11,024.15	10,894.62		9,952.74	$ 9,451.8
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Loomis Sayles Multi-Asset Income Fund (Class I)
Account Value	$ 1,822,926.69					1,564,443.77				1,480,666.77			1,665,462.34	1,405,805.12	1,302,950.78	1,174,887.58	1,158,112.41		1,055,000	1,000,000
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Loomis Sayles Multi-Asset Income Fund (Class R)
Account Value	$ 17,458.76					15,069.01				14,326.33			16,204.09	13,747.37	12,801.27	11,589.44	11,482.11		10,520	10,000
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Multi-Alternative Strategies Fund (Class A) with Sales Charge
Account Value	$ 11,057.14					9,731.62				9,589.54			11,187.11	9,792.33	9,993.31	9,610.58	9,756.04		9,491.85		9,168.24	9,451.8
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Multi-Alternative Strategies Fund (Class I)
Account Value	$ 1,197,139.52					1,050,088.59				1,033,232.91			1,202,984.35	1,049,867.64	1,068,690.88	1,025,142.19	1,038,084.92		1,007,488.86		971,000	1,000,000
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Multi-Alternative Strategies Fund (Class R)
Account Value	$ 11,430.88					10,078.64				9,968.76			11,644.95	10,219.77	10,456.68	10,079.74	10,263.36		10,009.91		9,690	10,000
1290 RETIREMENT 2020 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2020 Fund (Class I)
Account Value	$ 1,457,971.02					1,242,865.77				1,212,297.8			1,407,112.6	1,213,120.51	1,200,767.96	1,068,594.53	1,066,000	1,000,000
1290 RETIREMENT 2025 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2025 Fund (Class I)
Account Value	$ 1,539,332.63					1,290,769.37				1,253,928.73			1,461,446.49	1,227,614.28	1,221,910.02	1,081,435.29	1,075,000.00	1,000,000.00
1290 RETIREMENT 2030 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2030 Fund (Class I)
Account Value	$ 1,599,343.21					1,319,855.43				1,278,913.14			1,496,130.35	1,226,546.59	1,234,998.90	1,087,526.69	1,080,000.00	1,000,000.00
1290 RETIREMENT 2035 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2035 Fund (Class I)
Account Value	$ 1,652,805.18					1,349,009.75				1,304,435.05			1,524,963.43	1,232,750.18	1,243,513.18	1,094,561.99	1,085,000.00	1,000,000.00
1290 RETIREMENT 2040 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2040 Fund (Class I)
Account Value	$ 1,727,234.47					1,398,184.82				1,348,337.04			1,576,189.98	1,251,752.29	1,254,767.66	1,102,713.68	1,089,000.00	1,000,000.00
1290 RETIREMENT 2045 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2045 Fund (Class I)
Account Value	$ 1,767,031.55					1,419,688.08				1,366,941.20			1,595,011.54	1,249,706.31	1,263,388.41	1,109,731.32	1,093,000.00	1,000,000.00
1290 RETIREMENT 2050 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2050 Fund (Class I)
Account Value	$ 1,810,469.36					1,443,205.60				1,383,489.23			1,614,587.28	1,247,999.65	1,274,120.04	1,115,848.45	1,098,000.00	1,000,000.00
1290 RETIREMENT 2055 FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Retirement 2055 Fund (Class I)
Account Value	$ 1,848,482.48					1,461,287.92				1,400,272.34			1,634,709.01	1,245,290.96	1,283,379.08	1,122,882.9	1,102,000	1,000,000
1290 SMARTBETA EQUITY FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	1290 SmartBeta Equity Fund (Class A) with Sales Charge
Account Value	$ 22,761.56					17,458.03				16,447.9			19,066.36	14,283.21	13,994.16	12,083.92	11,889.31		9,860.47		9,707.44		9,451.8
1290 SMARTBETA EQUITY FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	1290 SmartBeta Equity Fund (Class I)
Account Value	$ 2,469,320.46					1,889,085.69				1,774,471.1			2,052,816.21	1,533,464.23	1,498,992.97	1,290,401.33	1,266,866.39		1,048,316.36		1,029,402.87		1,000,000
1290 SMARTBETA EQUITY FUND CLASS - R
Account Value [Line Items]
Line Graph and Table Measure Name	1290 SmartBeta Equity Fund (Class R)
Account Value	$ 23,489.87					18,053.94				17,048.48			19,816.68	14,887.71	14,620.22	12,653.03	12,479.48		10,381.74		10,246.83		10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 12,680.69	12,213.09	11,128.23	10,684.8	10,042.1	1,954,427.9				1,785,128.12			2,134,763.57	1,487,520.33	1,341,729.18	1,175,387.5	1,098,719.95	1,000,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 15,154.74	14,638.78	13,311.17	12,796.07		10,993.24	12,090.8	10,883.93	10,739.75	10,143.22	10,733.14	10,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,992.15					13,721.57				12,957.3			14,628.42	13,209.29	12,881.62	11,891.99	11,790.25		10,802.86		9,806.04		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,477.71					10,382.72				10,345.87			12,270.14	12,329.09	11,610.72	10,412.32	10,630.60		10,535.53		10,094.39	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,698.41	12,249.53	11,131.07	10,673.41	10,040.86	1,991,923.42				1,808,491.59			2,117,945.8	1,481,972.62	1,350,802.92	1,181,534.11	1,100,675.82	1,000,000.00
MSCI World (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World (Net) Index
Account Value	$ 25,305.39					18,930.07				17,134.18			21,018.07	14,967.49	14,341.53	12,726.12	12,580.46		10,246.78		10,126.85		10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 12,967.95	12,394.42	11,145.15	10,706.98	$ 10,003.47	2,496,989.32				2,099,181.43			2,783,933.77	1,943,967.07	1,504,407.34	1,284,687.6	1,160,384.78	1,000,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 13,545.16	$ 13,698.94	$ 12,038.83	$ 11,735.11		9,923.89	$ 12,144.77	$ 10,712.05	$ 11,233.85	10,743.41	$ 10,884.29	$ 10,000
Russell 2500® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 21,129.92					15,956.7				16,785.92			18,788.1	11,880.32	13,487.38	12,712.44	12,677.91		10,567.77		9,805.33		$ 10,000
1290 Multi Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	1290 Multi-Asset Income Index
Account Value	$ 15,740.84					13,510.66				12,940.95			14,609.61	12,768.78	12,904.94	11,727.75	11,692.61		10,727.31	10,000
MSCI World High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Account Value	$ 19,521.13					15,789.96				15,096.18			16,166.27	12,626.55	13,929.14	12,362.11	12,405.33		10,541.28	10,000
Cboe S&P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Account Value	$ 17,751.53					14,977.57				13,962.86			15,508.43	11,789.55	13,236.72	12,398.43	12,018.61		10,611.92	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,895					14,506				13,655			15,474	14,000	13,528	12,482	12,361		11,349	$ 10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Account Value	$ 11,828.13					11,220.35				10,705.94			10,622.28	10,616.34	10,519.92	10,272.86	10,103.52		$ 10,031.17		$ 10,000.58	$ 10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 1,105,179.69					999,744.05				996,195.91			1,181,482.39	1,187,158.42	1,117,987.14	1,002,594.61	1,023,612.48	1,000,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 1,623,325.47					1,355,231.68				1,289,566.78			1,511,161.89	1,251,718.10	1,200,532.04	1,082,087.98	1,077,785.42	1,000,000.00
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 1,722,921.61					1,407,913.01				1,328,886.51			1,572,500.94	1,262,380.21	1,214,935.79	1,091,884.61	1,086,540.26	1,000,000.00
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 1,830,580.73					1,464,805.48				1,369,676.29			1,640,409.28	1,271,399.40	1,227,973.96	1,101,129.58	1,095,097.69	1,000,000.00
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 1,920,632.56					1,508,839.14				1,399,899.55			1,688,617.84	1,277,911.30	1,237,077.88	1,107,591.43	1,100,708.64	1,000,000.00
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 1,974,817.74					1,534,592.51				1,417,655.28			1,715,508.95	1,280,218.33	1,241,566.45	1,110,636.63	1,104,100.78	1,000,000.00
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 2,008,190.70					1,549,165.94				1,428,568.61			1,731,683.40	1,282,833.51	1,244,813.22	1,113,730.58	1,106,845.49	1,000,000.00
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 2,016,928.38					$ 1,555,169.91				$ 1,433,558.24			$ 1,738,015.76	$ 1,283,322.69	$ 1,246,910.8	$ 1,115,128.3	$ 1,108,182.01	$ 1,000,000